Shareholder Report, Holdings (Details)	Jan. 31, 2026
Fidelity Series Commodity Strategy Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Fidelity Series Commodity Strategy Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Series Commodity Strategy Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Series Commodity Strategy Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Series Commodity Strategy Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Fidelity Series Commodity Strategy Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Series Commodity Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	72.50%
Fidelity Series Commodity Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	36.50%
Fidelity Series Commodity Strategy Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	13.20%
Fidelity Series Commodity Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	50.30%
Fidelity SAI Inflation-Focused Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Fidelity SAI Inflation-Focused Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity SAI Inflation-Focused Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Inflation-Focused Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity SAI Inflation-Focused Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Fidelity SAI Inflation-Focused Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	118.00%
Fidelity SAI Inflation-Focused Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	54.10%
Fidelity SAI Inflation-Focused Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	45.90%
Fidelity Commodity Strategy Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Fidelity Commodity Strategy Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Commodity Strategy Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Commodity Strategy Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Commodity Strategy Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Commodity Strategy Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	60.90%
Fidelity Commodity Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	54.90%
Fidelity Commodity Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	25.40%
Fidelity Commodity Strategy Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	28.20%
Fidelity Commodity Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	46.40%